Shareholder Report		11 Months Ended	12 Months Ended
		Feb. 20, 2026	Mar. 31, 2026 USD ($) Holding	Mar. 31, 2025
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			AMERICAN BEACON FUNDS
Entity Central Index Key			0000809593
Entity Investment Company Type			N-1A
Document Period End Date			Mar. 31, 2026
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
C000163584
Shareholder Report [Line Items]
Fund Name			DoubleLine Floating Rate Fund
Class Name			A
Trading Symbol			ADLAX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about DoubleLine Floating Rate Fund for the period of February 23, 2026 to March 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]			This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investment
Class A	$11	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote†	For the period February 23, 2026 (commencement of operations) through March 31, 2026. The costs would have been higher had the Class operated the full year.

Expenses Paid, Amount			$ 11
Expense Ratio, Percent	[1]		0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 3.19% (with sales charges) and 5.86% (without sales charges) for the twelve months ended March 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 4.35% and the S&P UBS Leveraged Loan Index return of 4.79%.

  For the 12-month period ended March 31, 2026, the American Beacon DoubleLine Floating Rate Fund’s share classes generally outperformed the Bloomberg US Aggregate Bond Index and the S&P UBS Leveraged Loan Index.

  The period featured several episodes of macroeconomic volatility and included three policy rate cuts from the Federal Reserve. While rate cuts reduced the Fund’s interest income, due to its floating-rate nature, longer-term interest rates rose and adversely impacted longer-term bonds where the Fund did not have exposure.

  The largest contributors to Fund performance were loans within the healthcare sector, which performed well despite market volatility. The Fund also benefited from its higher average credit quality as lower quality loans underperformed across most sectors. The largest detractors from Fund performance were holdings in professional services and software-related entities that were adversely impacted by advancements in artificial intelligence, although the Fund was underweighted in those entities compared to its benchmark.

Performance Past Does Not Indicate Future [Text]			Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	A with Sales Charge	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
03/2016	$9,751	$10,000	$10,000
04/2016	$9,835	$10,038	$10,190
05/2016	$9,881	$10,041	$10,283
06/2016	$9,859	$10,221	$10,286
07/2016	$9,938	$10,286	$10,431
08/2016	$9,977	$10,274	$10,513
09/2016	$10,026	$10,268	$10,605
10/2016	$10,066	$10,190	$10,686
11/2016	$10,073	$9,949	$10,721
12/2016	$10,160	$9,963	$10,844
01/2017	$10,177	$9,982	$10,901
02/2017	$10,214	$10,049	$10,965
03/2017	$10,212	$10,044	$10,974
04/2017	$10,260	$10,122	$11,022
05/2017	$10,293	$10,199	$11,064
06/2017	$10,293	$10,189	$11,057
07/2017	$10,376	$10,233	$11,143
08/2017	$10,355	$10,325	$11,128
09/2017	$10,407	$10,276	$11,173
10/2017	$10,459	$10,282	$11,247
11/2017	$10,471	$10,268	$11,261
12/2017	$10,510	$10,316	$11,304
01/2018	$10,586	$10,197	$11,426
02/2018	$10,589	$10,100	$11,447
03/2018	$10,622	$10,165	$11,483
04/2018	$10,645	$10,089	$11,539
05/2018	$10,654	$10,161	$11,561
06/2018	$10,652	$10,149	$11,573
07/2018	$10,724	$10,151	$11,669
08/2018	$10,765	$10,216	$11,717
09/2018	$10,828	$10,151	$11,797
10/2018	$10,826	$10,070	$11,797
11/2018	$10,741	$10,131	$11,701
12/2018	$10,490	$10,317	$11,433
01/2019	$10,695	$10,426	$11,696
02/2019	$10,875	$10,420	$11,880
03/2019	$10,833	$10,620	$11,865
04/2019	$10,990	$10,623	$12,053
05/2019	$10,950	$10,812	$12,026
06/2019	$10,963	$10,947	$12,053
07/2019	$11,011	$10,971	$12,147
08/2019	$10,969	$11,256	$12,113
09/2019	$10,998	$11,196	$12,164
10/2019	$10,969	$11,230	$12,105
11/2019	$11,031	$11,224	$12,172
12/2019	$11,166	$11,216	$12,368
01/2020	$11,184	$11,432	$12,434
02/2020	$11,058	$11,638	$12,266
03/2020	$9,932	$11,569	$10,737
04/2020	$10,318	$11,775	$11,197
05/2020	$10,648	$11,830	$11,623
06/2020	$10,706	$11,904	$11,780
07/2020	$10,947	$12,082	$12,001
08/2020	$11,085	$11,984	$12,182
09/2020	$11,116	$11,978	$12,266
10/2020	$11,111	$11,924	$12,287
11/2020	$11,322	$12,041	$12,548
12/2020	$11,440	$12,058	$12,712
01/2021	$11,528	$11,971	$12,872
02/2021	$11,603	$11,799	$12,959
03/2021	$11,594	$11,651	$12,967
04/2021	$11,635	$11,743	$13,033
05/2021	$11,697	$11,782	$13,100
06/2021	$11,727	$11,864	$13,154
07/2021	$11,720	$11,997	$13,153
08/2021	$11,761	$11,974	$13,217
09/2021	$11,828	$11,871	$13,303
10/2021	$11,847	$11,867	$13,334
11/2021	$11,817	$11,902	$13,314
12/2021	$11,898	$11,872	$13,398
01/2022	$11,916	$11,616	$13,446
02/2022	$11,846	$11,487	$13,379
03/2022	$11,843	$11,168	$13,384
04/2022	$11,837	$10,744	$13,407
05/2022	$11,545	$10,813	$13,071
06/2022	$11,269	$10,643	$12,802
07/2022	$11,516	$10,903	$13,041
08/2022	$11,672	$10,595	$13,241
09/2022	$11,344	$10,138	$12,954
10/2022	$11,441	$10,006	$13,064
11/2022	$11,610	$10,374	$13,209
12/2022	$11,617	$10,327	$13,256
01/2023	$11,911	$10,645	$13,596
02/2023	$11,953	$10,370	$13,682
03/2023	$11,966	$10,633	$13,669
04/2023	$12,022	$10,698	$13,798
05/2023	$11,978	$10,581	$13,786
06/2023	$12,199	$10,544	$14,095
07/2023	$12,320	$10,536	$14,278
08/2023	$12,446	$10,469	$14,443
09/2023	$12,507	$10,203	$14,570
10/2023	$12,485	$10,042	$14,574
11/2023	$12,643	$10,497	$14,748
12/2023	$12,832	$10,898	$14,985
01/2024	$12,878	$10,868	$15,103
02/2024	$12,978	$10,715	$15,237
03/2024	$13,095	$10,814	$15,364
04/2024	$13,164	$10,541	$15,468
05/2024	$13,281	$10,719	$15,609
06/2024	$13,326	$10,821	$15,651
07/2024	$13,387	$11,074	$15,766
08/2024	$13,474	$11,233	$15,860
09/2024	$13,531	$11,383	$15,976
10/2024	$13,647	$11,101	$16,111
11/2024	$13,774	$11,218	$16,246
12/2024	$13,832	$11,035	$16,342
01/2025	$13,894	$11,093	$16,459
02/2025	$13,904	$11,337	$16,485
03/2025	$13,859	$11,342	$16,442
04/2025	$13,870	$11,386	$16,431
05/2025	$14,115	$11,305	$16,691
06/2025	$14,234	$11,478	$16,825
07/2025	$14,365	$11,448	$16,963
08/2025	$14,451	$11,585	$17,027
09/2025	$14,544	$11,711	$17,108
10/2025	$14,592	$11,785	$17,159
11/2025	$14,643	$11,858	$17,195
12/2025	$14,726	$11,840	$17,312
01/2026	$14,727	$11,853	$17,266
02/2026	$14,579	$12,047	$17,124
03/2026	$14,671	$11,835	$17,229

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	5.86%Footnote Reference2	4.82%	4.17%
Class A with Maximum Sales Charge - 2.50%Footnote Reference1	3.19%Footnote Reference3	4.30%	3.91%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%
S&P UBS Leveraged Loan Index	4.79%	5.85%	5.59%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Feb. 20, 2026
AssetsNet			$ 129,035,488
Holdings Count | Holding			357
Advisory Fees Paid, Amount			$ 367,590
InvestmentCompanyPortfolioTurnover			117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$129,035,488
# of Portfolio Holdings	357
Portfolio Turnover Rate	117%
Total Management Fees Paid	$367,590

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Bank Loan Obligations	85.1
Investment Companies	9.9
Corporate Obligations	4.5
Foreign Corporate Obligations	0.4
Foreign Common Stocks	0.1
Common Stocks	0.0
Preferred Stocks	0.0

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Leisure Time	2.8
Building Materials	3.3
Health Care - Services	4.9
Retail	5.2
Diversified Financial Services	5.6
Insurance	5.8
Entertainment	7.0
Media	7.1
Commercial Services	10.0
Software	10.7

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Froneri Lux Finco SARL, 5.877%, Due 9/30/2032	1.7
Bausch & Lomb Corp., 7.418%, Due 1/15/2031	1.5
Zayo Group Holdings, Inc., 6.782%, Due 3/11/2030	1.4
LSF9 Atlantis Holdings LLC, 7.450%, Due 3/29/2029	1.4
Caesars Entertainment, Inc., 5.918%, Due 2/6/2031	1.2
UKG, Inc., 6.167%, Due 2/10/2031	1.2
Grant Thornton Advisors LLC, 6.418%, Due 6/2/2031	1.2
Cengage Learning, Inc., 6.676%, Due 3/24/2031	1.1
Focus Financial Partners LLC, 6.168%, Due 9/15/2031	1.1
Dayforce, Inc., 6.663%, Due 2/4/2033	1.1

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since February 20, 2026. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The American Beacon DoubleLine Floating Rate Fund (“Acquiring Fund”) acquired the DoubleLine Floating Rate Fund, a series of DoubleLine Funds Trust (“Acquired Fund”), in a reorganization that closed on February 20, 2026. Shareholders of the Acquired Fund became shareholders of the Acquiring Fund. Since the Acquiring Fund had essentially identical investment objectives, substantially similar principal investment strategies and policies/restrictions and engaged the same investment adviser as the Acquired Fund, the Acquiring Fund adopted the prior performance and financial history of the Acquired Fund.

On August 25, 2025, the Board of Trustees approved the adoption of the American Beacon DoubleLine Floating Rate Fund (“the Fund”) by the American Beacon Funds and the change of the Fund’s fiscal year end to August 31. As a result, the Fund will have an audit as of March 31, 2026, a transition fiscal reporting period from April 1, 2026 through August 31, 2026, and its first full fiscal year reporting period will cover September 1, 2026 through August 31, 2027.

Material Fund Change Strategies [Text Block]

The American Beacon DoubleLine Floating Rate Fund (“Acquiring Fund”) acquired the DoubleLine Floating Rate Fund, a series of DoubleLine Funds Trust (“Acquired Fund”), in a reorganization that closed on February 20, 2026. Shareholders of the Acquired Fund became shareholders of the Acquiring Fund. Since the Acquiring Fund had essentially identical investment objectives, substantially similar principal investment strategies and policies/restrictions and engaged the same investment adviser as the Acquired Fund, the Acquiring Fund adopted the prior performance and financial history of the Acquired Fund.

On August 25, 2025, the Board of Trustees approved the adoption of the American Beacon DoubleLine Floating Rate Fund (“the Fund”) by the American Beacon Funds and the change of the Fund’s fiscal year end to August 31. As a result, the Fund will have an audit as of March 31, 2026, a transition fiscal reporting period from April 1, 2026 through August 31, 2026, and its first full fiscal year reporting period will cover September 1, 2026 through August 31, 2027.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since February 20, 2026.

This is a summary of certain changes to the Fund since February 20, 2026. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

C000163585
Shareholder Report [Line Items]
Fund Name			DoubleLine Floating Rate Fund
Class Name			C
Trading Symbol			ADLCX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about DoubleLine Floating Rate Fund for the period of February 23, 2026 to March 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]			This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investment
Class C	$19	1.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote†	For the period February 23, 2026 (commencement of operations) through March 31, 2026. The costs would have been higher had the Class operated the full year.

Expenses Paid, Amount			$ 19
Expense Ratio, Percent	[2]		1.77%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 4.72% (with sales charges) and 5.72% (without sales charges) for the twelve months ended March 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 4.35% and the S&P UBS Leveraged Loan Index return of 4.79%.

  For the 12-month period ended March 31, 2026, the American Beacon DoubleLine Floating Rate Fund’s share classes generally outperformed the Bloomberg US Aggregate Bond Index and the S&P UBS Leveraged Loan Index.

  The period featured several episodes of macroeconomic volatility and included three policy rate cuts from the Federal Reserve. While rate cuts reduced the Fund’s interest income, due to its floating-rate nature, longer-term interest rates rose and adversely impacted longer-term bonds where the Fund did not have exposure.

  The largest contributors to Fund performance were loans within the healthcare sector, which performed well despite market volatility. The Fund also benefited from its higher average credit quality as lower quality loans underperformed across most sectors. The largest detractors from Fund performance were holdings in professional services and software-related entities that were adversely impacted by advancements in artificial intelligence, although the Fund was underweighted in those entities compared to its benchmark.

Performance Past Does Not Indicate Future [Text]			Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	C with Sales Charge	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
03/2016	$10,000	$10,000	$10,000
04/2016	$10,086	$10,038	$10,190
05/2016	$10,134	$10,041	$10,283
06/2016	$10,111	$10,221	$10,286
07/2016	$10,192	$10,286	$10,431
08/2016	$10,232	$10,274	$10,513
09/2016	$10,282	$10,268	$10,605
10/2016	$10,323	$10,190	$10,686
11/2016	$10,330	$9,949	$10,721
12/2016	$10,419	$9,963	$10,844
01/2017	$10,437	$9,982	$10,901
02/2017	$10,475	$10,049	$10,965
03/2017	$10,473	$10,044	$10,974
04/2017	$10,522	$10,122	$11,022
05/2017	$10,556	$10,199	$11,064
06/2017	$10,556	$10,189	$11,057
07/2017	$10,641	$10,233	$11,143
08/2017	$10,620	$10,325	$11,128
09/2017	$10,673	$10,276	$11,173
10/2017	$10,726	$10,282	$11,247
11/2017	$10,738	$10,268	$11,261
12/2017	$10,779	$10,316	$11,304
01/2018	$10,857	$10,197	$11,426
02/2018	$10,859	$10,100	$11,447
03/2018	$10,894	$10,165	$11,483
04/2018	$10,917	$10,089	$11,539
05/2018	$10,926	$10,161	$11,561
06/2018	$10,924	$10,149	$11,573
07/2018	$10,998	$10,151	$11,669
08/2018	$11,040	$10,216	$11,717
09/2018	$11,104	$10,151	$11,797
10/2018	$11,103	$10,070	$11,797
11/2018	$11,015	$10,131	$11,701
12/2018	$10,758	$10,317	$11,433
01/2019	$10,968	$10,426	$11,696
02/2019	$11,153	$10,420	$11,880
03/2019	$11,110	$10,620	$11,865
04/2019	$11,271	$10,623	$12,053
05/2019	$11,229	$10,812	$12,026
06/2019	$11,242	$10,947	$12,053
07/2019	$11,292	$10,971	$12,147
08/2019	$11,249	$11,256	$12,113
09/2019	$11,279	$11,196	$12,164
10/2019	$11,249	$11,230	$12,105
11/2019	$11,312	$11,224	$12,172
12/2019	$11,451	$11,216	$12,368
01/2020	$11,470	$11,432	$12,434
02/2020	$11,340	$11,638	$12,266
03/2020	$10,186	$11,569	$10,737
04/2020	$10,582	$11,775	$11,197
05/2020	$10,919	$11,830	$11,623
06/2020	$10,979	$11,904	$11,780
07/2020	$11,226	$12,082	$12,001
08/2020	$11,368	$11,984	$12,182
09/2020	$11,400	$11,978	$12,266
10/2020	$11,395	$11,924	$12,287
11/2020	$11,611	$12,041	$12,548
12/2020	$11,732	$12,058	$12,712
01/2021	$11,822	$11,971	$12,872
02/2021	$11,899	$11,799	$12,959
03/2021	$11,890	$11,651	$12,967
04/2021	$11,932	$11,743	$13,033
05/2021	$11,995	$11,782	$13,100
06/2021	$12,026	$11,864	$13,154
07/2021	$12,020	$11,997	$13,153
08/2021	$12,061	$11,974	$13,217
09/2021	$12,130	$11,871	$13,303
10/2021	$12,150	$11,867	$13,334
11/2021	$12,118	$11,902	$13,314
12/2021	$12,202	$11,872	$13,398
01/2022	$12,220	$11,616	$13,446
02/2022	$12,148	$11,487	$13,379
03/2022	$12,145	$11,168	$13,384
04/2022	$12,140	$10,744	$13,407
05/2022	$11,840	$10,813	$13,071
06/2022	$11,557	$10,643	$12,802
07/2022	$11,811	$10,903	$13,041
08/2022	$11,970	$10,595	$13,241
09/2022	$11,634	$10,138	$12,954
10/2022	$11,733	$10,006	$13,064
11/2022	$11,907	$10,374	$13,209
12/2022	$11,913	$10,327	$13,256
01/2023	$12,215	$10,645	$13,596
02/2023	$12,258	$10,370	$13,682
03/2023	$12,272	$10,633	$13,669
04/2023	$12,329	$10,698	$13,798
05/2023	$12,284	$10,581	$13,786
06/2023	$12,511	$10,544	$14,095
07/2023	$12,635	$10,536	$14,278
08/2023	$12,764	$10,469	$14,443
09/2023	$12,827	$10,203	$14,570
10/2023	$12,804	$10,042	$14,574
11/2023	$12,966	$10,497	$14,748
12/2023	$13,159	$10,898	$14,985
01/2024	$13,207	$10,868	$15,103
02/2024	$13,310	$10,715	$15,237
03/2024	$13,429	$10,814	$15,364
04/2024	$13,500	$10,541	$15,468
05/2024	$13,620	$10,719	$15,609
06/2024	$13,666	$10,821	$15,651
07/2024	$13,729	$11,074	$15,766
08/2024	$13,818	$11,233	$15,860
09/2024	$13,877	$11,383	$15,976
10/2024	$13,995	$11,101	$16,111
11/2024	$14,126	$11,218	$16,246
12/2024	$14,186	$11,035	$16,342
01/2025	$14,249	$11,093	$16,459
02/2025	$14,259	$11,337	$16,485
03/2025	$14,213	$11,342	$16,442
04/2025	$14,224	$11,386	$16,431
05/2025	$14,476	$11,305	$16,691
06/2025	$14,598	$11,478	$16,825
07/2025	$14,732	$11,448	$16,963
08/2025	$14,821	$11,585	$17,027
09/2025	$14,916	$11,711	$17,108
10/2025	$14,965	$11,785	$17,159
11/2025	$15,017	$11,858	$17,195
12/2025	$15,102	$11,840	$17,312
01/2026	$15,103	$11,853	$17,266
02/2026	$14,951	$12,047	$17,124
03/2026	$15,026	$11,835	$17,229

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	5.72%Footnote Reference2	4.79%	4.16%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	4.72%Footnote Reference3	4.79%	4.16%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%
S&P UBS Leveraged Loan Index	4.79%	5.85%	5.59%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Feb. 20, 2026
AssetsNet			$ 129,035,488
Holdings Count | Holding			357
Advisory Fees Paid, Amount			$ 367,590
InvestmentCompanyPortfolioTurnover			117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$129,035,488
# of Portfolio Holdings	357
Portfolio Turnover Rate	117%
Total Management Fees Paid	$367,590

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Bank Loan Obligations	85.1
Investment Companies	9.9
Corporate Obligations	4.5
Foreign Corporate Obligations	0.4
Foreign Common Stocks	0.1
Common Stocks	0.0
Preferred Stocks	0.0

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Leisure Time	2.8
Building Materials	3.3
Health Care - Services	4.9
Retail	5.2
Diversified Financial Services	5.6
Insurance	5.8
Entertainment	7.0
Media	7.1
Commercial Services	10.0
Software	10.7

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Froneri Lux Finco SARL, 5.877%, Due 9/30/2032	1.7
Bausch & Lomb Corp., 7.418%, Due 1/15/2031	1.5
Zayo Group Holdings, Inc., 6.782%, Due 3/11/2030	1.4
LSF9 Atlantis Holdings LLC, 7.450%, Due 3/29/2029	1.4
Caesars Entertainment, Inc., 5.918%, Due 2/6/2031	1.2
UKG, Inc., 6.167%, Due 2/10/2031	1.2
Grant Thornton Advisors LLC, 6.418%, Due 6/2/2031	1.2
Cengage Learning, Inc., 6.676%, Due 3/24/2031	1.1
Focus Financial Partners LLC, 6.168%, Due 9/15/2031	1.1
Dayforce, Inc., 6.663%, Due 2/4/2033	1.1

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since February 20, 2026. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The American Beacon DoubleLine Floating Rate Fund (“Acquiring Fund”) acquired the DoubleLine Floating Rate Fund, a series of DoubleLine Funds Trust (“Acquired Fund”), in a reorganization that closed on February 20, 2026. Shareholders of the Acquired Fund became shareholders of the Acquiring Fund. Since the Acquiring Fund had essentially identical investment objectives, substantially similar principal investment strategies and policies/restrictions and engaged the same investment adviser as the Acquired Fund, the Acquiring Fund adopted the prior performance and financial history of the Acquired Fund.

On August 25, 2025, the Board of Trustees approved the adoption of the American Beacon DoubleLine Floating Rate Fund (“the Fund”) by the American Beacon Funds and the change of the Fund’s fiscal year end to August 31. As a result, the Fund will have an audit as of March 31, 2026, a transition fiscal reporting period from April 1, 2026 through August 31, 2026, and its first full fiscal year reporting period will cover September 1, 2026 through August 31, 2027.

Material Fund Change Strategies [Text Block]

The American Beacon DoubleLine Floating Rate Fund (“Acquiring Fund”) acquired the DoubleLine Floating Rate Fund, a series of DoubleLine Funds Trust (“Acquired Fund”), in a reorganization that closed on February 20, 2026. Shareholders of the Acquired Fund became shareholders of the Acquiring Fund. Since the Acquiring Fund had essentially identical investment objectives, substantially similar principal investment strategies and policies/restrictions and engaged the same investment adviser as the Acquired Fund, the Acquiring Fund adopted the prior performance and financial history of the Acquired Fund.

On August 25, 2025, the Board of Trustees approved the adoption of the American Beacon DoubleLine Floating Rate Fund (“the Fund”) by the American Beacon Funds and the change of the Fund’s fiscal year end to August 31. As a result, the Fund will have an audit as of March 31, 2026, a transition fiscal reporting period from April 1, 2026 through August 31, 2026, and its first full fiscal year reporting period will cover September 1, 2026 through August 31, 2027.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since February 20, 2026.

This is a summary of certain changes to the Fund since February 20, 2026. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

C000163587
Shareholder Report [Line Items]
Fund Name			DoubleLine Floating Rate Fund
Class Name			Investor
Trading Symbol			ADLPX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about DoubleLine Floating Rate Fund for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]			This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$106	1.03%

Expenses Paid, Amount			$ 106
Expense Ratio, Percent			1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 5.85% for the twelve months ended March 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 4.35% and the S&P UBS Leveraged Loan Index return of 4.79%.

  For the 12-month period ended March 31, 2026, the American Beacon DoubleLine Floating Rate Fund’s share classes generally outperformed the Bloomberg US Aggregate Bond Index and the S&P UBS Leveraged Loan Index.

  The period featured several episodes of macroeconomic volatility and included three policy rate cuts from the Federal Reserve. While rate cuts reduced the Fund’s interest income, due to its floating-rate nature, longer-term interest rates rose and adversely impacted longer-term bonds where the Fund did not have exposure.

  The largest contributors to Fund performance were loans within the healthcare sector, which performed well despite market volatility. The Fund also benefited from its higher average credit quality as lower quality loans underperformed across most sectors. The largest detractors from Fund performance were holdings in professional services and software-related entities that were adversely impacted by advancements in artificial intelligence, although the Fund was underweighted in those entities compared to its benchmark.

Performance Past Does Not Indicate Future [Text]			Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	Investor	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
03/2016	$10,000	$10,000	$10,000
04/2016	$10,086	$10,038	$10,190
05/2016	$10,134	$10,041	$10,283
06/2016	$10,111	$10,221	$10,286
07/2016	$10,192	$10,286	$10,431
08/2016	$10,232	$10,274	$10,513
09/2016	$10,282	$10,268	$10,605
10/2016	$10,323	$10,190	$10,686
11/2016	$10,330	$9,949	$10,721
12/2016	$10,419	$9,963	$10,844
01/2017	$10,437	$9,982	$10,901
02/2017	$10,475	$10,049	$10,965
03/2017	$10,473	$10,044	$10,974
04/2017	$10,522	$10,122	$11,022
05/2017	$10,556	$10,199	$11,064
06/2017	$10,556	$10,189	$11,057
07/2017	$10,641	$10,233	$11,143
08/2017	$10,620	$10,325	$11,128
09/2017	$10,673	$10,276	$11,173
10/2017	$10,726	$10,282	$11,247
11/2017	$10,738	$10,268	$11,261
12/2017	$10,779	$10,316	$11,304
01/2018	$10,857	$10,197	$11,426
02/2018	$10,859	$10,100	$11,447
03/2018	$10,894	$10,165	$11,483
04/2018	$10,917	$10,089	$11,539
05/2018	$10,926	$10,161	$11,561
06/2018	$10,924	$10,149	$11,573
07/2018	$10,998	$10,151	$11,669
08/2018	$11,040	$10,216	$11,717
09/2018	$11,104	$10,151	$11,797
10/2018	$11,103	$10,070	$11,797
11/2018	$11,015	$10,131	$11,701
12/2018	$10,758	$10,317	$11,433
01/2019	$10,968	$10,426	$11,696
02/2019	$11,153	$10,420	$11,880
03/2019	$11,110	$10,620	$11,865
04/2019	$11,271	$10,623	$12,053
05/2019	$11,229	$10,812	$12,026
06/2019	$11,242	$10,947	$12,053
07/2019	$11,292	$10,971	$12,147
08/2019	$11,249	$11,256	$12,113
09/2019	$11,279	$11,196	$12,164
10/2019	$11,249	$11,230	$12,105
11/2019	$11,312	$11,224	$12,172
12/2019	$11,451	$11,216	$12,368
01/2020	$11,470	$11,432	$12,434
02/2020	$11,340	$11,638	$12,266
03/2020	$10,186	$11,569	$10,737
04/2020	$10,582	$11,775	$11,197
05/2020	$10,919	$11,830	$11,623
06/2020	$10,979	$11,904	$11,780
07/2020	$11,226	$12,082	$12,001
08/2020	$11,368	$11,984	$12,182
09/2020	$11,400	$11,978	$12,266
10/2020	$11,395	$11,924	$12,287
11/2020	$11,611	$12,041	$12,548
12/2020	$11,732	$12,058	$12,712
01/2021	$11,822	$11,971	$12,872
02/2021	$11,899	$11,799	$12,959
03/2021	$11,890	$11,651	$12,967
04/2021	$11,932	$11,743	$13,033
05/2021	$11,995	$11,782	$13,100
06/2021	$12,026	$11,864	$13,154
07/2021	$12,020	$11,997	$13,153
08/2021	$12,061	$11,974	$13,217
09/2021	$12,130	$11,871	$13,303
10/2021	$12,150	$11,867	$13,334
11/2021	$12,118	$11,902	$13,314
12/2021	$12,202	$11,872	$13,398
01/2022	$12,220	$11,616	$13,446
02/2022	$12,148	$11,487	$13,379
03/2022	$12,145	$11,168	$13,384
04/2022	$12,140	$10,744	$13,407
05/2022	$11,840	$10,813	$13,071
06/2022	$11,557	$10,643	$12,802
07/2022	$11,811	$10,903	$13,041
08/2022	$11,970	$10,595	$13,241
09/2022	$11,634	$10,138	$12,954
10/2022	$11,733	$10,006	$13,064
11/2022	$11,907	$10,374	$13,209
12/2022	$11,913	$10,327	$13,256
01/2023	$12,215	$10,645	$13,596
02/2023	$12,258	$10,370	$13,682
03/2023	$12,272	$10,633	$13,669
04/2023	$12,329	$10,698	$13,798
05/2023	$12,284	$10,581	$13,786
06/2023	$12,511	$10,544	$14,095
07/2023	$12,635	$10,536	$14,278
08/2023	$12,764	$10,469	$14,443
09/2023	$12,827	$10,203	$14,570
10/2023	$12,804	$10,042	$14,574
11/2023	$12,966	$10,497	$14,748
12/2023	$13,159	$10,898	$14,985
01/2024	$13,207	$10,868	$15,103
02/2024	$13,310	$10,715	$15,237
03/2024	$13,429	$10,814	$15,364
04/2024	$13,500	$10,541	$15,468
05/2024	$13,620	$10,719	$15,609
06/2024	$13,666	$10,821	$15,651
07/2024	$13,729	$11,074	$15,766
08/2024	$13,818	$11,233	$15,860
09/2024	$13,877	$11,383	$15,976
10/2024	$13,995	$11,101	$16,111
11/2024	$14,126	$11,218	$16,246
12/2024	$14,186	$11,035	$16,342
01/2025	$14,249	$11,093	$16,459
02/2025	$14,259	$11,337	$16,485
03/2025	$14,213	$11,342	$16,442
04/2025	$14,224	$11,386	$16,431
05/2025	$14,476	$11,305	$16,691
06/2025	$14,598	$11,478	$16,825
07/2025	$14,732	$11,448	$16,963
08/2025	$14,821	$11,585	$17,027
09/2025	$14,916	$11,711	$17,108
10/2025	$14,965	$11,785	$17,159
11/2025	$15,017	$11,858	$17,195
12/2025	$15,102	$11,840	$17,312
01/2026	$15,103	$11,853	$17,266
02/2026	$14,951	$12,047	$17,124
03/2026	$15,045	$11,835	$17,229

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	5.85%	4.82%	4.17%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%
S&P UBS Leveraged Loan Index	4.79%	5.85%	5.59%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date				Mar. 31, 2025
AssetsNet			$ 129,035,488
Holdings Count | Holding			357
Advisory Fees Paid, Amount			$ 367,590
InvestmentCompanyPortfolioTurnover			117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$129,035,488
# of Portfolio Holdings	357
Portfolio Turnover Rate	117%
Total Management Fees Paid	$367,590

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Bank Loan Obligations	85.1
Investment Companies	9.9
Corporate Obligations	4.5
Foreign Corporate Obligations	0.4
Foreign Common Stocks	0.1
Common Stocks	0.0
Preferred Stocks	0.0

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Leisure Time	2.8
Building Materials	3.3
Health Care - Services	4.9
Retail	5.2
Diversified Financial Services	5.6
Insurance	5.8
Entertainment	7.0
Media	7.1
Commercial Services	10.0
Software	10.7

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Froneri Lux Finco SARL, 5.877%, Due 9/30/2032	1.7
Bausch & Lomb Corp., 7.418%, Due 1/15/2031	1.5
Zayo Group Holdings, Inc., 6.782%, Due 3/11/2030	1.4
LSF9 Atlantis Holdings LLC, 7.450%, Due 3/29/2029	1.4
Caesars Entertainment, Inc., 5.918%, Due 2/6/2031	1.2
UKG, Inc., 6.167%, Due 2/10/2031	1.2
Grant Thornton Advisors LLC, 6.418%, Due 6/2/2031	1.2
Cengage Learning, Inc., 6.676%, Due 3/24/2031	1.1
Focus Financial Partners LLC, 6.168%, Due 9/15/2031	1.1
Dayforce, Inc., 6.663%, Due 2/4/2033	1.1

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The American Beacon DoubleLine Floating Rate Fund (“Acquiring Fund”) acquired the DoubleLine Floating Rate Fund, a series of DoubleLine Funds Trust (“Acquired Fund”), in a reorganization that closed on February 20, 2026. Shareholders of the Acquired Fund became shareholders of the Acquiring Fund. Since the Acquiring Fund had essentially identical investment objectives, substantially similar principal investment strategies and policies/restrictions and engaged the same investment adviser as the Acquired Fund, the Acquiring Fund adopted the prior performance and financial history of the Acquired Fund.

On August 25, 2025, the Board of Trustees approved the adoption of the American Beacon DoubleLine Floating Rate Fund (“the Fund”) by the American Beacon Funds and the change of the Fund’s fiscal year end to August 31. As a result, the Fund will have an audit as of March 31, 2026, a transition fiscal reporting period from April 1, 2026 through August 31, 2026, and its first full fiscal year reporting period will cover September 1, 2026 through August 31, 2027.

Material Fund Change Strategies [Text Block]

The American Beacon DoubleLine Floating Rate Fund (“Acquiring Fund”) acquired the DoubleLine Floating Rate Fund, a series of DoubleLine Funds Trust (“Acquired Fund”), in a reorganization that closed on February 20, 2026. Shareholders of the Acquired Fund became shareholders of the Acquiring Fund. Since the Acquiring Fund had essentially identical investment objectives, substantially similar principal investment strategies and policies/restrictions and engaged the same investment adviser as the Acquired Fund, the Acquiring Fund adopted the prior performance and financial history of the Acquired Fund.

On August 25, 2025, the Board of Trustees approved the adoption of the American Beacon DoubleLine Floating Rate Fund (“the Fund”) by the American Beacon Funds and the change of the Fund’s fiscal year end to August 31. As a result, the Fund will have an audit as of March 31, 2026, a transition fiscal reporting period from April 1, 2026 through August 31, 2026, and its first full fiscal year reporting period will cover September 1, 2026 through August 31, 2027.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since March 31, 2025.
C000163586
Shareholder Report [Line Items]
Fund Name			DoubleLine Floating Rate Fund
Class Name			R5
Trading Symbol			ADLIX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about DoubleLine Floating Rate Fund for the period of February 23, 2026 to March 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]			This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investment
R5	$8	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote†	For the period February 23, 2026 (commencement of operations) through March 31, 2026. The costs would have been higher had the Class operated the full year.

Expenses Paid, Amount			$ 8
Expense Ratio, Percent	[3]		0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 6.10% for the twelve months ended March 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 4.35% and the S&P UBS Leveraged Loan Index return of 4.79%.

  For the 12-month period ended March 31, 2026, the American Beacon DoubleLine Floating Rate Fund’s share classes generally outperformed the Bloomberg US Aggregate Bond Index and the S&P UBS Leveraged Loan Index.

  The period featured several episodes of macroeconomic volatility and included three policy rate cuts from the Federal Reserve. While rate cuts reduced the Fund’s interest income, due to its floating-rate nature, longer-term interest rates rose and adversely impacted longer-term bonds where the Fund did not have exposure.

  The largest contributors to Fund performance were loans within the healthcare sector, which performed well despite market volatility. The Fund also benefited from its higher average credit quality as lower quality loans underperformed across most sectors. The largest detractors from Fund performance were holdings in professional services and software-related entities that were adversely impacted by advancements in artificial intelligence, although the Fund was underweighted in those entities compared to its benchmark.

Performance Past Does Not Indicate Future [Text]			Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	R5	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
03/2016	$250,000	$250,000	$250,000
04/2016	$252,215	$250,960	$254,746
05/2016	$253,450	$251,024	$257,069
06/2016	$252,927	$255,534	$257,156
07/2016	$255,022	$257,150	$260,771
08/2016	$256,087	$256,856	$262,826
09/2016	$257,399	$256,705	$265,123
10/2016	$258,472	$254,742	$267,158
11/2016	$258,702	$248,716	$268,028
12/2016	$260,982	$249,067	$271,094
01/2017	$261,488	$249,556	$272,540
02/2017	$262,489	$251,233	$274,140
03/2017	$262,480	$251,101	$274,354
04/2017	$263,783	$253,039	$275,546
05/2017	$264,694	$254,987	$276,597
06/2017	$265,004	$254,730	$276,418
07/2017	$266,927	$255,826	$278,585
08/2017	$266,721	$258,121	$278,203
09/2017	$267,850	$256,891	$279,335
10/2017	$269,519	$257,040	$281,183
11/2017	$269,873	$256,710	$281,520
12/2017	$270,667	$257,889	$282,608
01/2018	$272,969	$254,918	$285,656
02/2018	$273,077	$252,502	$286,168
03/2018	$274,005	$254,121	$287,079
04/2018	$274,633	$252,231	$288,478
05/2018	$274,943	$254,031	$289,036
06/2018	$274,664	$253,719	$289,328
07/2018	$276,580	$253,779	$291,725
08/2018	$277,711	$255,412	$292,923
09/2018	$279,369	$253,768	$294,921
10/2018	$279,400	$251,762	$294,939
11/2018	$277,240	$253,265	$292,533
12/2018	$270,813	$257,918	$285,834
01/2019	$276,192	$260,657	$292,412
02/2019	$280,909	$260,506	$296,996
03/2019	$279,887	$265,508	$296,635
04/2019	$283,993	$265,576	$301,340
05/2019	$283,014	$270,290	$300,661
06/2019	$283,404	$273,685	$301,323
07/2019	$284,729	$274,287	$303,682
08/2019	$283,999	$281,394	$302,825
09/2019	$284,819	$279,895	$304,102
10/2019	$283,834	$280,738	$302,627
11/2019	$285,483	$280,595	$304,292
12/2019	$289,067	$280,400	$309,201
01/2020	$289,601	$285,796	$310,844
02/2020	$286,368	$290,940	$306,644
03/2020	$257,530	$289,228	$268,423
04/2020	$267,599	$294,369	$279,937
05/2020	$276,218	$295,740	$290,579
06/2020	$277,814	$297,603	$294,493
07/2020	$283,827	$302,048	$300,032
08/2020	$287,471	$299,610	$304,545
09/2020	$288,341	$299,446	$306,642
10/2020	$288,283	$298,108	$307,175
11/2020	$293,818	$301,034	$313,716
12/2020	$296,977	$301,448	$317,792
01/2021	$299,321	$299,287	$321,816
02/2021	$301,330	$294,965	$323,981
03/2021	$301,174	$291,282	$324,175
04/2021	$302,283	$293,583	$325,824
05/2021	$303,963	$294,542	$327,514
06/2021	$304,816	$296,612	$328,853
07/2021	$304,711	$299,928	$328,841
08/2021	$305,833	$299,357	$330,440
09/2021	$307,640	$296,765	$332,581
10/2021	$308,201	$296,684	$333,366
11/2021	$307,476	$297,561	$332,856
12/2021	$309,662	$296,800	$334,951
01/2022	$310,186	$290,406	$336,151
02/2022	$308,403	$287,166	$334,485
03/2022	$308,394	$279,188	$334,616
04/2022	$308,303	$268,593	$335,190
05/2022	$300,731	$270,325	$326,774
06/2022	$293,605	$266,084	$320,053
07/2022	$300,129	$272,586	$326,026
08/2022	$304,278	$264,883	$331,027
09/2022	$295,786	$253,439	$323,858
10/2022	$298,378	$250,156	$326,610
11/2022	$302,869	$259,356	$330,235
12/2022	$302,754	$258,186	$331,412
01/2023	$310,866	$266,129	$339,915
02/2023	$312,016	$259,248	$342,055
03/2023	$312,443	$265,833	$341,722
04/2023	$313,950	$267,445	$344,960
05/2023	$312,885	$264,532	$344,665
06/2023	$318,738	$263,589	$352,378
07/2023	$321,970	$263,405	$356,965
08/2023	$325,340	$261,723	$361,086
09/2023	$327,011	$255,072	$364,254
10/2023	$326,133	$251,047	$364,365
11/2023	$330,714	$262,416	$368,714
12/2023	$335,355	$272,461	$374,639
01/2024	$337,008	$271,712	$377,571
02/2024	$339,719	$267,873	$380,935
03/2024	$342,466	$270,347	$384,098
04/2024	$344,721	$263,518	$386,705
05/2024	$347,485	$267,986	$390,221
06/2024	$348,738	$270,523	$391,281
07/2024	$350,802	$276,842	$394,154
08/2024	$352,771	$280,820	$396,501
09/2024	$354,358	$284,580	$399,411
10/2024	$357,465	$277,523	$402,789
11/2024	$360,893	$280,457	$406,163
12/2024	$362,502	$275,867	$408,545
01/2025	$364,603	$277,330	$411,489
02/2025	$364,538	$283,432	$412,120
03/2025	$363,427	$283,539	$411,054
04/2025	$363,784	$284,653	$410,786
05/2025	$370,320	$282,615	$417,291
06/2025	$373,936	$286,961	$420,633
07/2025	$377,047	$286,204	$424,091
08/2025	$379,402	$289,627	$425,676
09/2025	$381,930	$292,786	$427,712
10/2025	$383,281	$294,616	$428,982
11/2025	$384,690	$296,446	$429,880
12/2025	$386,971	$296,008	$432,795
01/2026	$387,079	$296,324	$431,662
02/2026	$383,178	$301,176	$428,118
03/2026	$385,600	$295,869	$430,742

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	6.10%Footnote Reference2	5.07%	4.43%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%
S&P UBS Leveraged Loan Index	4.79%	5.85%	5.59%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Feb. 20, 2026
AssetsNet			$ 129,035,488
Holdings Count | Holding			357
Advisory Fees Paid, Amount			$ 367,590
InvestmentCompanyPortfolioTurnover			117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$129,035,488
# of Portfolio Holdings	357
Portfolio Turnover Rate	117%
Total Management Fees Paid	$367,590

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Bank Loan Obligations	85.1
Investment Companies	9.9
Corporate Obligations	4.5
Foreign Corporate Obligations	0.4
Foreign Common Stocks	0.1
Common Stocks	0.0
Preferred Stocks	0.0

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Leisure Time	2.8
Building Materials	3.3
Health Care - Services	4.9
Retail	5.2
Diversified Financial Services	5.6
Insurance	5.8
Entertainment	7.0
Media	7.1
Commercial Services	10.0
Software	10.7

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Froneri Lux Finco SARL, 5.877%, Due 9/30/2032	1.7
Bausch & Lomb Corp., 7.418%, Due 1/15/2031	1.5
Zayo Group Holdings, Inc., 6.782%, Due 3/11/2030	1.4
LSF9 Atlantis Holdings LLC, 7.450%, Due 3/29/2029	1.4
Caesars Entertainment, Inc., 5.918%, Due 2/6/2031	1.2
UKG, Inc., 6.167%, Due 2/10/2031	1.2
Grant Thornton Advisors LLC, 6.418%, Due 6/2/2031	1.2
Cengage Learning, Inc., 6.676%, Due 3/24/2031	1.1
Focus Financial Partners LLC, 6.168%, Due 9/15/2031	1.1
Dayforce, Inc., 6.663%, Due 2/4/2033	1.1

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since February 20, 2026. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The American Beacon DoubleLine Floating Rate Fund (“Acquiring Fund”) acquired the DoubleLine Floating Rate Fund, a series of DoubleLine Funds Trust (“Acquired Fund”), in a reorganization that closed on February 20, 2026. Shareholders of the Acquired Fund became shareholders of the Acquiring Fund. Since the Acquiring Fund had essentially identical investment objectives, substantially similar principal investment strategies and policies/restrictions and engaged the same investment adviser as the Acquired Fund, the Acquiring Fund adopted the prior performance and financial history of the Acquired Fund.

On August 25, 2025, the Board of Trustees approved the adoption of the American Beacon DoubleLine Floating Rate Fund (“the Fund”) by the American Beacon Funds and the change of the Fund’s fiscal year end to August 31. As a result, the Fund will have an audit as of March 31, 2026, a transition fiscal reporting period from April 1, 2026 through August 31, 2026, and its first full fiscal year reporting period will cover September 1, 2026 through August 31, 2027.

Material Fund Change Strategies [Text Block]

The American Beacon DoubleLine Floating Rate Fund (“Acquiring Fund”) acquired the DoubleLine Floating Rate Fund, a series of DoubleLine Funds Trust (“Acquired Fund”), in a reorganization that closed on February 20, 2026. Shareholders of the Acquired Fund became shareholders of the Acquiring Fund. Since the Acquiring Fund had essentially identical investment objectives, substantially similar principal investment strategies and policies/restrictions and engaged the same investment adviser as the Acquired Fund, the Acquiring Fund adopted the prior performance and financial history of the Acquired Fund.

On August 25, 2025, the Board of Trustees approved the adoption of the American Beacon DoubleLine Floating Rate Fund (“the Fund”) by the American Beacon Funds and the change of the Fund’s fiscal year end to August 31. As a result, the Fund will have an audit as of March 31, 2026, a transition fiscal reporting period from April 1, 2026 through August 31, 2026, and its first full fiscal year reporting period will cover September 1, 2026 through August 31, 2027.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since February 20, 2026.

This is a summary of certain changes to the Fund since February 20, 2026. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

C000163588
Shareholder Report [Line Items]
Fund Name			DoubleLine Floating Rate Fund
Class Name			Y
Trading Symbol			ADLYX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about DoubleLine Floating Rate Fund for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]			This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$80	0.78%

Expenses Paid, Amount			$ 80
Expense Ratio, Percent			0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 6.10% for the twelve months ended March 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 4.35% and the S&P UBS Leveraged Loan Index return of 4.79%.

  For the 12-month period ended March 31, 2026, the American Beacon DoubleLine Floating Rate Fund’s share classes generally outperformed the Bloomberg US Aggregate Bond Index and the S&P UBS Leveraged Loan Index.

  The period featured several episodes of macroeconomic volatility and included three policy rate cuts from the Federal Reserve. While rate cuts reduced the Fund’s interest income, due to its floating-rate nature, longer-term interest rates rose and adversely impacted longer-term bonds where the Fund did not have exposure.

  The largest contributors to Fund performance were loans within the healthcare sector, which performed well despite market volatility. The Fund also benefited from its higher average credit quality as lower quality loans underperformed across most sectors. The largest detractors from Fund performance were holdings in professional services and software-related entities that were adversely impacted by advancements in artificial intelligence, although the Fund was underweighted in those entities compared to its benchmark.

Performance Past Does Not Indicate Future [Text]			Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
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	Y	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
03/2016	$100,000	$100,000	$100,000
04/2016	$100,886	$100,384	$101,898
05/2016	$101,380	$100,410	$102,828
06/2016	$101,171	$102,214	$102,862
07/2016	$102,009	$102,860	$104,308
08/2016	$102,435	$102,742	$105,130
09/2016	$102,960	$102,682	$106,049
10/2016	$103,389	$101,897	$106,863
11/2016	$103,481	$99,486	$107,211
12/2016	$104,393	$99,627	$108,437
01/2017	$104,595	$99,822	$109,016
02/2017	$104,995	$100,493	$109,656
03/2017	$104,992	$100,440	$109,741
04/2017	$105,513	$101,216	$110,218
05/2017	$105,878	$101,995	$110,638
06/2017	$106,002	$101,892	$110,567
07/2017	$106,771	$102,330	$111,434
08/2017	$106,688	$103,248	$111,281
09/2017	$107,140	$102,757	$111,734
10/2017	$107,808	$102,816	$112,473
11/2017	$107,949	$102,684	$112,608
12/2017	$108,267	$103,155	$113,043
01/2018	$109,188	$101,967	$114,262
02/2018	$109,231	$101,001	$114,467
03/2018	$109,602	$101,649	$114,831
04/2018	$109,853	$100,893	$115,391
05/2018	$109,977	$101,613	$115,614
06/2018	$109,866	$101,488	$115,731
07/2018	$110,632	$101,512	$116,690
08/2018	$111,085	$102,165	$117,169
09/2018	$111,748	$101,507	$117,968
10/2018	$111,760	$100,705	$117,975
11/2018	$110,896	$101,306	$117,013
12/2018	$108,325	$103,167	$114,334
01/2019	$110,477	$104,263	$116,965
02/2019	$112,363	$104,202	$118,798
03/2019	$111,955	$106,203	$118,654
04/2019	$113,597	$106,230	$120,536
05/2019	$113,206	$108,116	$120,264
06/2019	$113,362	$109,474	$120,529
07/2019	$113,892	$109,715	$121,473
08/2019	$113,600	$112,558	$121,130
09/2019	$113,928	$111,958	$121,641
10/2019	$113,534	$112,295	$121,050
11/2019	$114,193	$112,238	$121,717
12/2019	$115,627	$112,160	$123,680
01/2020	$115,841	$114,318	$124,337
02/2020	$114,547	$116,376	$122,657
03/2020	$103,012	$115,691	$107,369
04/2020	$107,040	$117,748	$111,975
05/2020	$110,487	$118,296	$116,231
06/2020	$111,126	$119,041	$117,797
07/2020	$113,531	$120,819	$120,013
08/2020	$114,988	$119,844	$121,818
09/2020	$115,336	$119,778	$122,656
10/2020	$115,313	$119,243	$122,870
11/2020	$117,527	$120,413	$125,486
12/2020	$118,791	$120,579	$127,117
01/2021	$119,728	$119,715	$128,726
02/2021	$120,532	$117,986	$129,592
03/2021	$120,469	$116,513	$129,670
04/2021	$120,913	$117,433	$130,329
05/2021	$121,585	$117,817	$131,005
06/2021	$121,926	$118,645	$131,541
07/2021	$121,885	$119,971	$131,536
08/2021	$122,333	$119,743	$132,176
09/2021	$123,056	$118,706	$133,032
10/2021	$123,280	$118,673	$133,346
11/2021	$122,990	$119,025	$133,142
12/2021	$123,865	$118,720	$133,980
01/2022	$124,075	$116,162	$134,460
02/2022	$123,361	$114,866	$133,794
03/2022	$123,357	$111,675	$133,846
04/2022	$123,321	$107,437	$134,076
05/2022	$120,292	$108,130	$130,709
06/2022	$117,442	$106,434	$128,021
07/2022	$120,052	$109,034	$130,410
08/2022	$121,711	$105,953	$132,411
09/2022	$118,314	$101,375	$129,543
10/2022	$119,351	$100,062	$130,644
11/2022	$121,148	$103,742	$132,094
12/2022	$121,102	$103,274	$132,564
01/2023	$124,346	$106,451	$135,966
02/2023	$124,807	$103,699	$136,822
03/2023	$124,977	$106,333	$136,688
04/2023	$125,580	$106,978	$137,984
05/2023	$125,154	$105,813	$137,866
06/2023	$127,495	$105,436	$140,951
07/2023	$128,788	$105,362	$142,785
08/2023	$130,136	$104,689	$144,434
09/2023	$130,804	$102,029	$145,701
10/2023	$130,453	$100,419	$145,746
11/2023	$132,286	$104,966	$147,485
12/2023	$134,142	$108,984	$149,855
01/2024	$134,803	$108,685	$151,028
02/2024	$135,887	$107,149	$152,374
03/2024	$136,986	$108,139	$153,639
04/2024	$137,888	$105,407	$154,682
05/2024	$138,994	$107,194	$156,088
06/2024	$139,495	$108,209	$156,512
07/2024	$140,321	$110,737	$157,661
08/2024	$141,109	$112,328	$158,600
09/2024	$141,743	$113,832	$159,764
10/2024	$142,986	$111,009	$161,115
11/2024	$144,357	$112,183	$162,465
12/2024	$145,001	$110,347	$163,417
01/2025	$145,841	$110,932	$164,595
02/2025	$145,815	$113,373	$164,848
03/2025	$145,371	$113,416	$164,421
04/2025	$145,514	$113,861	$164,314
05/2025	$148,128	$113,046	$166,916
06/2025	$149,574	$114,784	$168,253
07/2025	$150,819	$114,481	$169,636
08/2025	$151,761	$115,851	$170,270
09/2025	$152,772	$117,115	$171,084
10/2025	$153,312	$117,846	$171,592
11/2025	$153,876	$118,579	$171,952
12/2025	$154,788	$118,403	$173,118
01/2026	$154,832	$118,530	$172,664
02/2026	$153,271	$120,471	$171,247
03/2026	$154,240	$118,347	$172,296

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	6.10%	5.07%	4.43%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%
S&P UBS Leveraged Loan Index	4.79%	5.85%	5.59%

No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date				Mar. 31, 2025
AssetsNet			$ 129,035,488
Holdings Count | Holding			357
Advisory Fees Paid, Amount			$ 367,590
InvestmentCompanyPortfolioTurnover			117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$129,035,488
# of Portfolio Holdings	357
Portfolio Turnover Rate	117%
Total Management Fees Paid	$367,590

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Bank Loan Obligations	85.1
Investment Companies	9.9
Corporate Obligations	4.5
Foreign Corporate Obligations	0.4
Foreign Common Stocks	0.1
Common Stocks	0.0
Preferred Stocks	0.0

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Leisure Time	2.8
Building Materials	3.3
Health Care - Services	4.9
Retail	5.2
Diversified Financial Services	5.6
Insurance	5.8
Entertainment	7.0
Media	7.1
Commercial Services	10.0
Software	10.7

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Froneri Lux Finco SARL, 5.877%, Due 9/30/2032	1.7
Bausch & Lomb Corp., 7.418%, Due 1/15/2031	1.5
Zayo Group Holdings, Inc., 6.782%, Due 3/11/2030	1.4
LSF9 Atlantis Holdings LLC, 7.450%, Due 3/29/2029	1.4
Caesars Entertainment, Inc., 5.918%, Due 2/6/2031	1.2
UKG, Inc., 6.167%, Due 2/10/2031	1.2
Grant Thornton Advisors LLC, 6.418%, Due 6/2/2031	1.2
Cengage Learning, Inc., 6.676%, Due 3/24/2031	1.1
Focus Financial Partners LLC, 6.168%, Due 9/15/2031	1.1
Dayforce, Inc., 6.663%, Due 2/4/2033	1.1

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The American Beacon DoubleLine Floating Rate Fund (“Acquiring Fund”) acquired the DoubleLine Floating Rate Fund, a series of DoubleLine Funds Trust (“Acquired Fund”), in a reorganization that closed on February 20, 2026. Shareholders of the Acquired Fund became shareholders of the Acquiring Fund. Since the Acquiring Fund had essentially identical investment objectives, substantially similar principal investment strategies and policies/restrictions and engaged the same investment adviser as the Acquired Fund, the Acquiring Fund adopted the prior performance and financial history of the Acquired Fund.

On August 25, 2025, the Board of Trustees approved the adoption of the American Beacon DoubleLine Floating Rate Fund (“the Fund”) by the American Beacon Funds and the change of the Fund’s fiscal year end to August 31. As a result, the Fund will have an audit as of March 31, 2026, a transition fiscal reporting period from April 1, 2026 through August 31, 2026, and its first full fiscal year reporting period will cover September 1, 2026 through August 31, 2027.

Material Fund Change Strategies [Text Block]

The American Beacon DoubleLine Floating Rate Fund (“Acquiring Fund”) acquired the DoubleLine Floating Rate Fund, a series of DoubleLine Funds Trust (“Acquired Fund”), in a reorganization that closed on February 20, 2026. Shareholders of the Acquired Fund became shareholders of the Acquiring Fund. Since the Acquiring Fund had essentially identical investment objectives, substantially similar principal investment strategies and policies/restrictions and engaged the same investment adviser as the Acquired Fund, the Acquiring Fund adopted the prior performance and financial history of the Acquired Fund.

On August 25, 2025, the Board of Trustees approved the adoption of the American Beacon DoubleLine Floating Rate Fund (“the Fund”) by the American Beacon Funds and the change of the Fund’s fiscal year end to August 31. As a result, the Fund will have an audit as of March 31, 2026, a transition fiscal reporting period from April 1, 2026 through August 31, 2026, and its first full fiscal year reporting period will cover September 1, 2026 through August 31, 2027.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since March 31, 2025.
C000267489
Shareholder Report [Line Items]
Fund Name			DoubleLine Select Income Fund
Class Name			Investor
Trading Symbol			BILTX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about DoubleLine Select Income Fund for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]			This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$88	0.86%

Expenses Paid, Amount			$ 88
Expense Ratio, Percent			0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 4.70% for the twelve months ended March 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 4.35%.

  For the 12-month period ended March 31, 2026, the American Beacon DoubleLine Select Income Fund outperformed the Bloomberg US Aggregate Bond Index return of 4.35%.

  This period featured several episodes of volatility in the markets but also included three policy rate cuts from the Federal Reserve, which allowed intermediate and short-term fixed income assets with less interest rate sensitivity to perform well.

  The largest contributor to Fund performance was its exposure to data center asset-backed securities, as these investments became more attractive during the period.

  Railcar asset-based securities detracted from Fund performance due to disruptions in global transportation volumes.

Performance Past Does Not Indicate Future [Text]			Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	Investor	Bloomberg US Aggregate Bond Index
4/1/2016	$10,000	$10,000
4/30/2016	$10,072	$10,038
5/31/2016	$10,092	$10,041
6/30/2016	$10,202	$10,221
7/31/2016	$10,292	$10,286
8/31/2016	$10,315	$10,274
9/30/2016	$10,342	$10,268
10/31/2016	$10,322	$10,190
11/30/2016	$10,064	$9,949
12/31/2016	$10,097	$9,963
1/31/2017	$10,164	$9,982
2/28/2017	$10,236	$10,049
3/31/2017	$10,276	$10,044
4/30/2017	$10,389	$10,122
5/31/2017	$10,469	$10,199
6/30/2017	$10,483	$10,189
7/31/2017	$10,549	$10,233
8/31/2017	$10,635	$10,325
9/30/2017	$10,598	$10,276
10/31/2017	$10,634	$10,282
11/30/2017	$10,640	$10,268
12/31/2017	$10,656	$10,316
1/31/2018	$10,602	$10,197
2/28/2018	$10,522	$10,100
3/31/2018	$10,538	$10,165
4/30/2018	$10,466	$10,089
5/31/2018	$10,510	$10,161
6/30/2018	$10,505	$10,149
7/31/2018	$10,542	$10,151
8/31/2018	$10,600	$10,216
9/30/2018	$10,572	$10,151
10/31/2018	$10,536	$10,070
11/30/2018	$10,563	$10,131
12/31/2018	$10,678	$10,317
1/31/2019	$10,780	$10,426
2/28/2019	$10,808	$10,420
3/31/2019	$10,978	$10,620
4/30/2019	$11,026	$10,623
5/31/2019	$11,169	$10,812
6/30/2019	$11,294	$10,947
7/31/2019	$11,323	$10,971
8/31/2019	$11,538	$11,256
9/30/2019	$11,499	$11,196
10/31/2019	$11,539	$11,230
11/30/2019	$11,522	$11,224
12/31/2019	$11,536	$11,216
1/31/2020	$11,720	$11,432
2/29/2020	$11,824	$11,638
3/31/2020	$10,698	$11,569
4/30/2020	$11,172	$11,775
5/31/2020	$11,439	$11,830
6/30/2020	$11,621	$11,904
7/31/2020	$11,851	$12,082
8/31/2020	$11,876	$11,984
9/30/2020	$11,891	$11,978
10/31/2020	$11,884	$11,924
11/30/2020	$12,055	$12,041
12/31/2020	$12,137	$12,058
1/31/2021	$12,217	$11,971
2/28/2021	$12,127	$11,799
3/31/2021	$12,030	$11,651
4/30/2021	$12,087	$11,743
5/31/2021	$12,139	$11,782
6/30/2021	$12,197	$11,864
7/31/2021	$12,307	$11,997
8/31/2021	$12,282	$11,974
9/30/2021	$12,210	$11,871
10/31/2021	$12,163	$11,867
11/30/2021	$12,139	$11,902
12/31/2021	$12,124	$11,872
1/31/2022	$11,955	$11,616
2/28/2022	$11,811	$11,487
3/31/2022	$11,476	$11,168
4/30/2022	$11,189	$10,744
5/31/2022	$11,201	$10,813
6/30/2022	$11,011	$10,643
7/31/2022	$11,192	$10,903
8/31/2022	$10,977	$10,595
9/30/2022	$10,549	$10,138
10/31/2022	$10,455	$10,006
11/30/2022	$10,673	$10,374
12/31/2022	$10,700	$10,327
1/31/2023	$10,993	$10,645
2/28/2023	$10,826	$10,370
3/31/2023	$11,075	$10,633
4/30/2023	$11,149	$10,698
5/31/2023	$11,091	$10,581
6/30/2023	$11,048	$10,544
7/31/2023	$11,092	$10,536
8/31/2023	$11,085	$10,469
9/30/2023	$10,944	$10,203
10/31/2023	$10,830	$10,042
11/30/2023	$11,275	$10,497
12/31/2023	$11,622	$10,898
1/31/2024	$11,656	$10,868
2/29/2024	$11,565	$10,715
3/31/2024	$11,676	$10,814
4/30/2024	$11,472	$10,541
5/31/2024	$11,662	$10,719
6/30/2024	$11,766	$10,821
7/31/2024	$12,011	$11,074
8/31/2024	$12,179	$11,233
9/30/2024	$12,344	$11,383
10/31/2024	$12,126	$11,101
11/30/2024	$12,267	$11,218
12/31/2024	$12,103	$11,035
1/31/2025	$12,180	$11,093
2/28/2025	$12,426	$11,337
3/31/2025	$12,392	$11,342
4/30/2025	$12,355	$11,386
5/31/2025	$12,388	$11,305
6/30/2025	$12,607	$11,478
7/31/2025	$12,619	$11,448
8/31/2025	$12,762	$11,585
9/30/2025	$12,890	$11,711
10/31/2025	$12,926	$11,785
11/30/2025	$12,999	$11,858
12/31/2025	$12,989	$11,840
1/31/2026	$13,050	$11,853
2/28/2026	$13,186	$12,047
3/31/2026	$12,975	$11,835

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (4/1/16)
Investor ClassFootnote Reference1	4.70%	1.52%	2.64%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%

Performance Inception Date			Apr. 01, 2016
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date				Mar. 31, 2025
AssetsNet			$ 355,872,958
Holdings Count | Holding			95
Advisory Fees Paid, Amount			$ 1,686,720
InvestmentCompanyPortfolioTurnover			39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$355,872,958
# of Portfolio Holdings	95
Portfolio Turnover Rate	39%
Total Management Fees Paid	$1,686,720

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	44.3
Asset-Backed Obligations	43.4
U.S. Treasury Obligations	7.0
Foreign Corporate Obligations	4.0
Investment Companies	1.3

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Diversified Financial Services	1.5
Investment Companies	1.7
Transportation	2.1
Semiconductors	2.1
REITS	2.3
Telecommunications	3.8
U.S. Treasury Obligations	7.1
Pipelines	16.5
Electric	17.1
Asset-Backed Obligations	44.0

Top Country Exposure - % Investments

Table Summary
Value	Value
Bermuda	0.0
Ireland	0.4
Chile	0.5
United Arab Emirates	0.5
Peru	1.2
Mexico	1.8
Cayman Islands	3.1
United States	92.5

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Southern Co., 5.500%, Due 3/15/2029	2.6
AT&T, Inc., 4.300%, Due 12/15/2042	2.6
GreenSky Home Improvement Issuer Trust, Series 2025-1A, 6.220%, Due 3/25/2060, Class D	2.6
Eversource Energy, 5.125%, Due 5/15/2033	2.4
Energy Transfer LP, 5.750%, Due 2/15/2033	2.3
MPLX LP, 5.400%, Due 9/15/2035	2.2
Crown Castle, Inc., 5.100%, Due 5/1/2033	2.2
ITC Holdings Corp., 5.400%, Due 6/1/2033	2.1
Exelon Corp., 5.300%, Due 3/15/2033	2.1
U.S. Treasury Notes, 3.500%, Due 2/28/2031	2.1

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The American Beacon DoubleLine Select Income Fund ("Acquiring Fund") acquired the DoubleLine Select Income Fund (formerly known as the DoubleLine Infrastructure Income Fund), a series of DoubleLine Funds Trust ("Acquired Fund"), in a reorganization that closed on February 20, 2026.  Shareholders of the Acquired Fund became shareholders of the Acquiring Fund. Since the Acquired Fund had an identical investment objective and substantially similar principal investment strategies and policies/restrictions as the Acquiring Fund, the Acquiring Fund has adopted the prior performance and financial history of the Acquired Fund.

On August 25, 2025, the Board of Trustees approved the adoption of the American Beacon DoubleLine Select Income Fund (“the Fund”) by the American Beacon Funds and the change of the Fund’s fiscal year end to August 31. As a result, the Fund will have an audit as of March 31, 2026, a transition fiscal reporting period from April 1, 2026 through August 31, 2026, and its first full fiscal year reporting period will cover September 1, 2026 through August 31, 2027.

Material Fund Change Strategies [Text Block]

The American Beacon DoubleLine Select Income Fund ("Acquiring Fund") acquired the DoubleLine Select Income Fund (formerly known as the DoubleLine Infrastructure Income Fund), a series of DoubleLine Funds Trust ("Acquired Fund"), in a reorganization that closed on February 20, 2026.  Shareholders of the Acquired Fund became shareholders of the Acquiring Fund. Since the Acquired Fund had an identical investment objective and substantially similar principal investment strategies and policies/restrictions as the Acquiring Fund, the Acquiring Fund has adopted the prior performance and financial history of the Acquired Fund.

On August 25, 2025, the Board of Trustees approved the adoption of the American Beacon DoubleLine Select Income Fund (“the Fund”) by the American Beacon Funds and the change of the Fund’s fiscal year end to August 31. As a result, the Fund will have an audit as of March 31, 2026, a transition fiscal reporting period from April 1, 2026 through August 31, 2026, and its first full fiscal year reporting period will cover September 1, 2026 through August 31, 2027.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since March 31, 2025.
C000269735
Shareholder Report [Line Items]
Fund Name			DoubleLine Select Income Fund
Class Name			R6
Trading Symbol			BILRX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about DoubleLine Select Income Fund for the period of February 23, 2026 to March 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]			This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investment
R6	$6	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote†	For the period February 23, 2026 (commencement of operations) through March 31, 2026. The costs would have been higher had the Class operated the full year.

Expenses Paid, Amount			$ 6
Expense Ratio, Percent	[4]		0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 4.94% for the twelve months ended March 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 4.35%.

  For the 12-month period ended March 31, 2026, the American Beacon DoubleLine Select Income Fund outperformed the Bloomberg US Aggregate Bond Index return of 4.35%.

  This period featured several episodes of volatility in the markets but also included three policy rate cuts from the Federal Reserve, which allowed intermediate and short-term fixed income assets with less interest rate sensitivity to perform well.

  The largest contributor to Fund performance was its exposure to data center asset-backed securities, as these investments became more attractive during the period.

  Railcar asset-based securities detracted from Fund performance due to disruptions in global transportation volumes.

Performance Past Does Not Indicate Future [Text]			Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	R6	Bloomberg US Aggregate Bond Index
4/1/2016	$10,000	$10,000
4/30/2016	$10,074	$10,038
5/31/2016	$10,096	$10,041
6/30/2016	$10,218	$10,221
7/31/2016	$10,301	$10,286
8/31/2016	$10,326	$10,274
9/30/2016	$10,355	$10,268
10/31/2016	$10,347	$10,190
11/30/2016	$10,091	$9,949
12/31/2016	$10,126	$9,963
1/31/2017	$10,195	$9,982
2/28/2017	$10,269	$10,049
3/31/2017	$10,311	$10,044
4/30/2017	$10,425	$10,122
5/31/2017	$10,507	$10,199
6/30/2017	$10,513	$10,189
7/31/2017	$10,581	$10,233
8/31/2017	$10,680	$10,325
9/30/2017	$10,645	$10,276
10/31/2017	$10,683	$10,282
11/30/2017	$10,681	$10,268
12/31/2017	$10,710	$10,316
1/31/2018	$10,648	$10,197
2/28/2018	$10,568	$10,100
3/31/2018	$10,587	$10,165
4/30/2018	$10,527	$10,089
5/31/2018	$10,575	$10,161
6/30/2018	$10,572	$10,149
7/31/2018	$10,601	$10,151
8/31/2018	$10,672	$10,216
9/30/2018	$10,646	$10,151
10/31/2018	$10,612	$10,070
11/30/2018	$10,631	$10,131
12/31/2018	$10,751	$10,317
1/31/2019	$10,857	$10,426
2/28/2019	$10,876	$10,420
3/31/2019	$11,060	$10,620
4/30/2019	$11,111	$10,623
5/31/2019	$11,258	$10,812
6/30/2019	$11,375	$10,947
7/31/2019	$11,417	$10,971
8/31/2019	$11,636	$11,256
9/30/2019	$11,600	$11,196
10/31/2019	$11,642	$11,230
11/30/2019	$11,616	$11,224
12/31/2019	$11,643	$11,216
1/31/2020	$11,831	$11,432
2/29/2020	$11,938	$11,638
3/31/2020	$10,804	$11,569
4/30/2020	$11,284	$11,775
5/31/2020	$11,556	$11,830
6/30/2020	$11,743	$11,904
7/31/2020	$11,978	$12,082
8/31/2020	$12,005	$11,984
9/30/2020	$12,023	$11,978
10/31/2020	$12,019	$11,924
11/30/2020	$12,194	$12,041
12/31/2020	$12,281	$12,058
1/31/2021	$12,363	$11,971
2/28/2021	$12,275	$11,799
3/31/2021	$12,179	$11,651
4/30/2021	$12,239	$11,743
5/31/2021	$12,295	$11,782
6/30/2021	$12,356	$11,864
7/31/2021	$12,470	$11,997
8/31/2021	$12,448	$11,974
9/30/2021	$12,377	$11,871
10/31/2021	$12,332	$11,867
11/30/2021	$12,310	$11,902
12/31/2021	$12,297	$11,872
1/31/2022	$12,129	$11,616
2/28/2022	$11,985	$11,487
3/31/2022	$11,644	$11,168
4/30/2022	$11,355	$10,744
5/31/2022	$11,371	$10,813
6/30/2022	$11,180	$10,643
7/31/2022	$11,366	$10,903
8/31/2022	$11,150	$10,595
9/30/2022	$10,717	$10,138
10/31/2022	$10,624	$10,006
11/30/2022	$10,860	$10,374
12/31/2022	$10,878	$10,327
1/31/2023	$11,178	$10,645
2/28/2023	$11,011	$10,370
3/31/2023	$11,267	$10,633
4/30/2023	$11,344	$10,698
5/31/2023	$11,287	$10,581
6/30/2023	$11,246	$10,544
7/31/2023	$11,293	$10,536
8/31/2023	$11,302	$10,469
9/30/2023	$11,147	$10,203
10/31/2023	$11,033	$10,042
11/30/2023	$11,489	$10,497
12/31/2023	$11,844	$10,898
1/31/2024	$11,882	$10,868
2/29/2024	$11,791	$10,715
3/31/2024	$11,907	$10,814
4/30/2024	$11,701	$10,541
5/31/2024	$11,898	$10,719
6/30/2024	$12,007	$10,821
7/31/2024	$12,259	$11,074
8/31/2024	$12,433	$11,233
9/30/2024	$12,605	$11,383
10/31/2024	$12,385	$11,101
11/30/2024	$12,532	$11,218
12/31/2024	$12,366	$11,035
1/31/2025	$12,448	$11,093
2/28/2025	$12,702	$11,337
3/31/2025	$12,670	$11,342
4/30/2025	$12,648	$11,386
5/31/2025	$12,685	$11,305
6/30/2025	$12,898	$11,478
7/31/2025	$12,913	$11,448
8/31/2025	$13,062	$11,585
9/30/2025	$13,196	$11,711
10/31/2025	$13,235	$11,785
11/30/2025	$13,327	$11,858
12/31/2025	$13,305	$11,840
1/31/2026	$13,370	$11,853
2/28/2026	$13,510	$12,047
3/31/2026	$13,296	$11,835

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (4/1/16)
R6 ClassFootnote Reference1	4.94%Footnote Reference2	1.77%	2.89%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%

Performance Inception Date			Apr. 01, 2016
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Feb. 20, 2026
AssetsNet			$ 355,872,958
Holdings Count | Holding			95
Advisory Fees Paid, Amount			$ 1,686,720
InvestmentCompanyPortfolioTurnover			39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$355,872,958
# of Portfolio Holdings	95
Portfolio Turnover Rate	39%
Total Management Fees Paid	$1,686,720

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	44.3
Asset-Backed Obligations	43.4
U.S. Treasury Obligations	7.0
Foreign Corporate Obligations	4.0
Investment Companies	1.3

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Diversified Financial Services	1.5
Investment Companies	1.7
Transportation	2.1
Semiconductors	2.1
REITS	2.3
Telecommunications	3.8
U.S. Treasury Obligations	7.1
Pipelines	16.5
Electric	17.1
Asset-Backed Obligations	44.0

Top Country Exposure - % Investments

Table Summary
Value	Value
Bermuda	0.0
Ireland	0.4
Chile	0.5
United Arab Emirates	0.5
Peru	1.2
Mexico	1.8
Cayman Islands	3.1
United States	92.5

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Southern Co., 5.500%, Due 3/15/2029	2.6
AT&T, Inc., 4.300%, Due 12/15/2042	2.6
GreenSky Home Improvement Issuer Trust, Series 2025-1A, 6.220%, Due 3/25/2060, Class D	2.6
Eversource Energy, 5.125%, Due 5/15/2033	2.4
Energy Transfer LP, 5.750%, Due 2/15/2033	2.3
MPLX LP, 5.400%, Due 9/15/2035	2.2
Crown Castle, Inc., 5.100%, Due 5/1/2033	2.2
ITC Holdings Corp., 5.400%, Due 6/1/2033	2.1
Exelon Corp., 5.300%, Due 3/15/2033	2.1
U.S. Treasury Notes, 3.500%, Due 2/28/2031	2.1

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since February 20, 2026. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The American Beacon DoubleLine Select Income Fund ("Acquiring Fund") acquired the DoubleLine Select Income Fund (formerly known as the DoubleLine Infrastructure Income Fund), a series of DoubleLine Funds Trust ("Acquired Fund"), in a reorganization that closed on February 20, 2026.  Shareholders of the Acquired Fund became shareholders of the Acquiring Fund. Since the Acquired Fund had an identical investment objective and substantially similar principal investment strategies and policies/restrictions as the Acquiring Fund, the Acquiring Fund has adopted the prior performance and financial history of the Acquired Fund.

On August 25, 2025, the Board of Trustees approved the adoption of the American Beacon DoubleLine Select Income Fund (“the Fund”) by the American Beacon Funds and the change of the Fund’s fiscal year end to August 31. As a result, the Fund will have an audit as of March 31, 2026, a transition fiscal reporting period from April 1, 2026 through August 31, 2026, and its first full fiscal year reporting period will cover September 1, 2026 through August 31, 2027.

Material Fund Change Strategies [Text Block]

The American Beacon DoubleLine Select Income Fund ("Acquiring Fund") acquired the DoubleLine Select Income Fund (formerly known as the DoubleLine Infrastructure Income Fund), a series of DoubleLine Funds Trust ("Acquired Fund"), in a reorganization that closed on February 20, 2026.  Shareholders of the Acquired Fund became shareholders of the Acquiring Fund. Since the Acquired Fund had an identical investment objective and substantially similar principal investment strategies and policies/restrictions as the Acquiring Fund, the Acquiring Fund has adopted the prior performance and financial history of the Acquired Fund.

On August 25, 2025, the Board of Trustees approved the adoption of the American Beacon DoubleLine Select Income Fund (“the Fund”) by the American Beacon Funds and the change of the Fund’s fiscal year end to August 31. As a result, the Fund will have an audit as of March 31, 2026, a transition fiscal reporting period from April 1, 2026 through August 31, 2026, and its first full fiscal year reporting period will cover September 1, 2026 through August 31, 2027.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since February 20, 2026.

This is a summary of certain changes to the Fund since February 20, 2026. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

C000267490
Shareholder Report [Line Items]
Fund Name			DoubleLine Select Income Fund
Class Name			Y
Trading Symbol			BILDX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about DoubleLine Select Income Fund for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]			This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800-658-5811
Additional Information Website			www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$63	0.61%

Expenses Paid, Amount			$ 63
Expense Ratio, Percent			0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 4.94% for the twelve months ended March 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 4.35%.

  For the 12-month period ended March 31, 2026, the American Beacon DoubleLine Select Income Fund outperformed the Bloomberg US Aggregate Bond Index return of 4.35%.

  This period featured several episodes of volatility in the markets but also included three policy rate cuts from the Federal Reserve, which allowed intermediate and short-term fixed income assets with less interest rate sensitivity to perform well.

  The largest contributor to Fund performance was its exposure to data center asset-backed securities, as these investments became more attractive during the period.

  Railcar asset-based securities detracted from Fund performance due to disruptions in global transportation volumes.

Performance Past Does Not Indicate Future [Text]			Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg US Aggregate Bond Index
4/1/2016	$100,000	$100,000
4/30/2016	$100,742	$100,384
5/31/2016	$100,959	$100,410
6/30/2016	$102,178	$102,214
7/31/2016	$103,011	$102,860
8/31/2016	$103,264	$102,742
9/30/2016	$103,553	$102,682
10/31/2016	$103,471	$101,897
11/30/2016	$100,906	$99,486
12/31/2016	$101,258	$99,627
1/31/2017	$101,953	$99,822
2/28/2017	$102,686	$100,493
3/31/2017	$103,114	$100,440
4/30/2017	$104,249	$101,216
5/31/2017	$105,070	$101,995
6/30/2017	$105,133	$101,892
7/31/2017	$105,806	$102,330
8/31/2017	$106,801	$103,248
9/30/2017	$106,449	$102,757
10/31/2017	$106,832	$102,816
11/30/2017	$106,806	$102,684
12/31/2017	$107,098	$103,155
1/31/2018	$106,475	$101,967
2/28/2018	$105,684	$101,001
3/31/2018	$105,867	$101,649
4/30/2018	$105,274	$100,893
5/31/2018	$105,749	$101,613
6/30/2018	$105,717	$101,488
7/31/2018	$106,006	$101,512
8/31/2018	$106,721	$102,165
9/30/2018	$106,461	$101,507
10/31/2018	$106,119	$100,705
11/30/2018	$106,310	$101,306
12/31/2018	$107,510	$103,167
1/31/2019	$108,573	$104,263
2/28/2019	$108,760	$104,202
3/31/2019	$110,601	$106,203
4/30/2019	$111,114	$106,230
5/31/2019	$112,575	$108,116
6/30/2019	$113,747	$109,474
7/31/2019	$114,174	$109,715
8/31/2019	$116,364	$112,558
9/30/2019	$115,997	$111,958
10/31/2019	$116,424	$112,295
11/30/2019	$116,163	$112,238
12/31/2019	$116,430	$112,160
1/31/2020	$118,306	$114,318
2/29/2020	$119,376	$116,376
3/31/2020	$108,038	$115,691
4/30/2020	$112,841	$117,748
5/31/2020	$115,562	$118,296
6/30/2020	$117,434	$119,041
7/31/2020	$119,776	$120,819
8/31/2020	$120,054	$119,844
9/30/2020	$120,233	$119,778
10/31/2020	$120,194	$119,243
11/30/2020	$121,942	$120,413
12/31/2020	$122,808	$120,579
1/31/2021	$123,633	$119,715
2/28/2021	$122,746	$117,986
3/31/2021	$121,791	$116,513
4/30/2021	$122,394	$117,433
5/31/2021	$122,947	$117,817
6/30/2021	$123,562	$118,645
7/31/2021	$124,697	$119,971
8/31/2021	$124,476	$119,743
9/30/2021	$123,773	$118,706
10/31/2021	$123,318	$118,673
11/30/2021	$123,101	$119,025
12/31/2021	$122,974	$118,720
1/31/2022	$121,293	$116,162
2/28/2022	$119,851	$114,866
3/31/2022	$116,439	$111,675
4/30/2022	$113,549	$107,437
5/31/2022	$113,707	$108,130
6/30/2022	$111,802	$106,434
7/31/2022	$113,659	$109,034
8/31/2022	$111,504	$105,953
9/30/2022	$107,170	$101,375
10/31/2022	$106,235	$100,062
11/30/2022	$108,605	$103,742
12/31/2022	$108,783	$103,274
1/31/2023	$111,782	$106,451
2/28/2023	$110,107	$103,699
3/31/2023	$112,669	$106,333
4/30/2023	$113,439	$106,978
5/31/2023	$112,872	$105,813
6/30/2023	$112,456	$105,436
7/31/2023	$112,927	$105,362
8/31/2023	$113,016	$104,689
9/30/2023	$111,473	$102,029
10/31/2023	$110,334	$100,419
11/30/2023	$114,890	$104,966
12/31/2023	$118,445	$108,984
1/31/2024	$118,818	$108,685
2/29/2024	$117,913	$107,149
3/31/2024	$119,071	$108,139
4/30/2024	$117,010	$105,407
5/31/2024	$118,981	$107,194
6/30/2024	$120,066	$108,209
7/31/2024	$122,592	$110,737
8/31/2024	$124,332	$112,328
9/30/2024	$126,052	$113,832
10/31/2024	$123,846	$111,009
11/30/2024	$125,320	$112,183
12/31/2024	$123,664	$110,347
1/31/2025	$124,477	$110,932
2/28/2025	$127,021	$113,373
3/31/2025	$126,701	$113,416
4/30/2025	$126,476	$113,861
5/31/2025	$126,846	$113,046
6/30/2025	$128,981	$114,784
7/31/2025	$129,130	$114,481
8/31/2025	$130,617	$115,851
9/30/2025	$131,961	$117,115
10/31/2025	$132,351	$117,846
11/30/2025	$133,269	$118,579
12/31/2025	$133,049	$118,403
1/31/2026	$133,703	$118,530
2/28/2026	$135,104	$120,471
3/31/2026	$132,962	$118,347

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (4/1/16)
Class YFootnote Reference1	4.94%	1.77%	2.89%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%

Performance Inception Date			Apr. 01, 2016
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date				Mar. 31, 2025
AssetsNet			$ 355,872,958
Holdings Count | Holding			95
Advisory Fees Paid, Amount			$ 1,686,720
InvestmentCompanyPortfolioTurnover			39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$355,872,958
# of Portfolio Holdings	95
Portfolio Turnover Rate	39%
Total Management Fees Paid	$1,686,720

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	44.3
Asset-Backed Obligations	43.4
U.S. Treasury Obligations	7.0
Foreign Corporate Obligations	4.0
Investment Companies	1.3

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Diversified Financial Services	1.5
Investment Companies	1.7
Transportation	2.1
Semiconductors	2.1
REITS	2.3
Telecommunications	3.8
U.S. Treasury Obligations	7.1
Pipelines	16.5
Electric	17.1
Asset-Backed Obligations	44.0

Top Country Exposure - % Investments

Table Summary
Value	Value
Bermuda	0.0
Ireland	0.4
Chile	0.5
United Arab Emirates	0.5
Peru	1.2
Mexico	1.8
Cayman Islands	3.1
United States	92.5

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Southern Co., 5.500%, Due 3/15/2029	2.6
AT&T, Inc., 4.300%, Due 12/15/2042	2.6
GreenSky Home Improvement Issuer Trust, Series 2025-1A, 6.220%, Due 3/25/2060, Class D	2.6
Eversource Energy, 5.125%, Due 5/15/2033	2.4
Energy Transfer LP, 5.750%, Due 2/15/2033	2.3
MPLX LP, 5.400%, Due 9/15/2035	2.2
Crown Castle, Inc., 5.100%, Due 5/1/2033	2.2
ITC Holdings Corp., 5.400%, Due 6/1/2033	2.1
Exelon Corp., 5.300%, Due 3/15/2033	2.1
U.S. Treasury Notes, 3.500%, Due 2/28/2031	2.1

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The American Beacon DoubleLine Select Income Fund ("Acquiring Fund") acquired the DoubleLine Select Income Fund (formerly known as the DoubleLine Infrastructure Income Fund), a series of DoubleLine Funds Trust ("Acquired Fund"), in a reorganization that closed on February 20, 2026.  Shareholders of the Acquired Fund became shareholders of the Acquiring Fund. Since the Acquired Fund had an identical investment objective and substantially similar principal investment strategies and policies/restrictions as the Acquiring Fund, the Acquiring Fund has adopted the prior performance and financial history of the Acquired Fund.

On August 25, 2025, the Board of Trustees approved the adoption of the American Beacon DoubleLine Select Income Fund (“the Fund”) by the American Beacon Funds and the change of the Fund’s fiscal year end to August 31. As a result, the Fund will have an audit as of March 31, 2026, a transition fiscal reporting period from April 1, 2026 through August 31, 2026, and its first full fiscal year reporting period will cover September 1, 2026 through August 31, 2027.

Material Fund Change Strategies [Text Block]

The American Beacon DoubleLine Select Income Fund ("Acquiring Fund") acquired the DoubleLine Select Income Fund (formerly known as the DoubleLine Infrastructure Income Fund), a series of DoubleLine Funds Trust ("Acquired Fund"), in a reorganization that closed on February 20, 2026.  Shareholders of the Acquired Fund became shareholders of the Acquiring Fund. Since the Acquired Fund had an identical investment objective and substantially similar principal investment strategies and policies/restrictions as the Acquiring Fund, the Acquiring Fund has adopted the prior performance and financial history of the Acquired Fund.

On August 25, 2025, the Board of Trustees approved the adoption of the American Beacon DoubleLine Select Income Fund (“the Fund”) by the American Beacon Funds and the change of the Fund’s fiscal year end to August 31. As a result, the Fund will have an audit as of March 31, 2026, a transition fiscal reporting period from April 1, 2026 through August 31, 2026, and its first full fiscal year reporting period will cover September 1, 2026 through August 31, 2027.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since March 31, 2025.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.